Summarized Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Summarized Quarterly Data (Unaudited)
Summarized Quarterly Data (Unaudited)

12. Summarized Quarterly Data (Unaudited)

        The following table summarizes the quarterly results of operations for the years ended December 31, 2013 and 2012:

	Fiscal Quarter
	First	Second	Third	Fourth
	(in thousands, except per share data)
2013
Net revenues	$42,648	$46,072	$39,633	$113,776
Income from operations	6,811	9,090	5,665	39,016
Net income	3,216	4,699	2,681	9,234
Earnings per common share:
Basic earnings per common share	$0.04	$0.04	$0.02	$0.08
Diluted earnings per common share	$0.03	$0.04	$0.02	$0.08
2012
Net revenues	$66,909	$60,252	$45,823	$37,659
Income from operations	16,507	14,472	8,155	4,534
Net income	8,665	7,618	4,530	2,106
Earnings per common share:
Basic earnings per common share	$0.08	$0.07	$0.04	$0.02
Diluted earnings per common share	$0.07	$0.07	$0.04	$0.02

        During the fourth quarter of 2013, the Company had rental revenue related to the Master Lease, which became effective November 1, 2013, of $76.6 million.

        During the fourth quarter of 2013, the Company incurred transaction costs of $13.5 million associated with the Spin-Off.

        During the fourth quarter of 2013, the Company incurred depreciation expense of $14.8 million related to the real property assets transferred to GLPI as part of the Spin-Off.

        In October 2013, GLP Capital entered into a new five year senior unsecured credit facility and completed offerings of $2,050 million aggregate principal amount of new senior notes. During the fourth quarter of 2013, the Company incurred interest expense of $19.3 million related to its new borrowings.